Subsequent transactions (Details) (USD $)	Aug. 14, 2014	Jul. 28, 2014	Jul. 17, 2014
Subsequent transactions
The Company issued a convertible promissory note to a third party in the amount		$ 32,250
The note accrues interest at the rate per annum		8.00%
The note is convertible after 180 days from the date of issuance at of the average lowest three-day trading price of common stock		55.00%
Loan proceeds that were paid directly to service providers.		5,250
Company entered into an agreement with a third party wherein, for a consideration of $1,000, the third party will be entitled to purchase shares of the Company's common stock at a price per share			$ 0.006
Total investment to be made by the third party			300,000
The third party has the option to purchase shares of the Company's common stock at a price equal to 50% of the trading price for 10 days prior to any funding up a total investment			200,000
The Company has received the $1,000 option consideration and also received proceeds			10,000
Number of options third party excercised			1,666,666
The Company also sold an aggregate number of common shares to another third party			4,333,333
The aggregate purchase price of issue to another third party			26,000
Company repaid in full the convertible promissory note for an amount	$ 65,916